MARKETABLE SECURITIES (Details)		8 Months Ended	12 Months Ended
	Jul. 07, 2020 CAD ($) D $ / shares shares	Dec. 31, 2020 CAD ($) $ / shares D shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 CAD ($) shares	Dec. 31, 2022 USD ($) Y shares	Dec. 31, 2021 USD ($)	Dec. 31, 2021 Y	Dec. 31, 2021	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 $ / shares	Dec. 31, 2021 D
MARKETABLE SECURITIES
Number of shares sold			269,000	269,000
Net proceeds from sale of shares			$ 38,632	$ 48,425
Realized gain on sale of marketable securities			$ 6,443	$ 8,075
Number of shares held		2,500,000	2,231,000	2,231,000	2,231,000
Estimated fair value of shares | $		$ 375,000							$ 245,410
Number of warrants held			1,250,000	1,250,000
Estimated fair value of warrants		51,109			$ 1	$ 3,275			$ 4,152
Unrealized loss on marketable securities | $		$ 73,891		$ 136,197
Share price
MARKETABLE SECURITIES
Measurement input | $ / shares		0.15								0.11
Exercise price
MARKETABLE SECURITIES
Measurement input | $ / shares		0.50								0.50
Volatility
MARKETABLE SECURITIES
Measurement input		1.04			0.9310			0.8699
Risk free interest rate
MARKETABLE SECURITIES
Measurement input		0.0025			0.0430			0.0025
Expected life
MARKETABLE SECURITIES
Measurement input		2.0			0.02		1.02				1.02
Marketable securities
MARKETABLE SECURITIES
Number of units purchases	2,500,000
Purchase price per unit | $ / shares	$ 0.20
Cost of units purchased | $	$ 500,000
Number of shares in a unit	1
Number of warrants in a unit	0.5
Number of shares entitled in each warrant	1
Price of warrant | $ / shares	$ 0.50
Period of warrants (in months)	30 months
Minimum volume weighted average price or the closing price | $ / shares	$ 0.90
Number of consecutive trading days	10 days
Warrants expiry date after the date of notice to entity with certificates representing warrants | D	30